Note 17 - Subsequent Events (Details Textual) - USD ($)						12 Months Ended
	Mar. 02, 2024	Feb. 09, 2024	Jan. 11, 2024	Jan. 05, 2024	Dec. 15, 2023	Dec. 31, 2023	Dec. 31, 2022	Feb. 15, 2024	Feb. 01, 2024	Jan. 08, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)						2,050,905	137,597
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)						$ 23.55	$ 2.99
Common Stock, Par or Stated Value Per Share (in dollars per share)						$ 0.001	$ 0.001
Lease Agreement in Dallas, Texas [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Award Vesting Period (Year)					5 years
The 2020 Plan [Member] | Subsequent Event [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized (in shares)										2,150,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Available for Grant (in shares)										2,272,954
Plan of Conversion [Member] | Subsequent Event [Member]
Common Stock, Par or Stated Value Per Share (in dollars per share)								$ 0.0001
The 2024 Plan [Member] | Subsequent Event [Member]
Common Stock, Capital Shares Reserved for Future Issuance (in shares)								3,000,000
Sublease Agreement [Member] | Subsequent Event [Member]
Fixed Rent Price, Per Month									$ 5,250
Mr. Shensky [Member] | Non Employee Director Compensation Plan [Member] | Subsequent Event [Member]
Employee Benefits and Share-Based Compensation				$ 25,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period (in shares)			1,233
Keith Terreri [Member] | Terreri Employment Agreement [Member] | Subsequent Event [Member]
Annual Base Salary			$ 270,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Net of Forfeitures (in shares)			27,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Vested, Number of Shares (in shares)	0
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Nonvested Options Forfeited, Number of Shares (in shares)	27,000
Mr. Goldfarb [Member] | A and R Employment Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					500,000
Share-Based Compensation Arrangements by Share-Based Payment Award, Options, Grants in Period, Weighted Average Exercise Price (in dollars per share)					$ 9.75
Mrs Goldfarb [Member] | A and R Employment Agreements [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Grants in Period, Gross (in shares)					450,000
Five Nonemployee Directors [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)			7,060
Stock Issued During Period, Value, Issued for Services			$ 56,480
Five Non Employee Directors and Three Advisory Directors [Member] | Subsequent Event [Member]
Stock Issued During Period, Shares, Issued for Services (in shares)		23,534
Stock Issued During Period, Value, Issued for Services		$ 519,280